Concentrations (Narrative) (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Shengyue [Member]	Dec. 31, 2011 Shengyue [Member]	Dec. 31, 2012 Shengyue [Member] Net revenues [Member] Dependence on related party revenue [Member]	Dec. 31, 2011 Shengyue [Member] Net revenues [Member] Dependence on related party revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							88.00%	38.00%
Reversal adjustment	$ 2,300,000
Allowance for doubtful accounts	$ 2,172,972	$ 4,416,706	$ 2,437,179	$ 4,015,145	$ 0	$ 0